Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.0%
Debt Funds - 35.0%
iShares Core Total USD Bond Market ETF	185,033	$9,851,157
iShares Fallen Angels USD Bond ETF	48,722	1,467,019
iShares TIPS Bond ETF	27,059	3,455,164
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	93,876	5,129,385
iShares U.S. Treasury Bond ETF	262,580	6,966,247
Total Debt Funds		26,868,972
Equity Funds - 64.0%
iShares Core S&P 500 ETF	19,381	8,349,722
iShares Core S&P Small-Cap ETF	25,947	2,833,153
iShares ESG Aware MSCI USA ETF	113,907	11,215,283
iShares Global Financials ETF	25,977	2,037,896
iShares Global Tech ETF	45,275	2,565,281
iShares MSCI EAFE Growth ETF	52,830	5,624,810
iShares MSCI EAFE Value ETF	122,790	6,243,872
iShares MSCI USA Value Factor ETF	29,608	2,981,526
iShares U.S. Energy ETF	161,450	4,562,577
iShares, Inc., iShares ESG Aware MSCI EM ETF	64,704	2,681,334
Total Equity Funds		49,095,454
Total Exchange Traded Funds (Cost - $64,621,263)		75,964,426
Short-Term Investments - 0.8%
Money Market Funds - 0.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $576,602)	576,602	576,602

Total Investments - 99.8% (Cost - $65,197,865)		$76,541,028
Other Assets Less Liabilities - Net 0.2%		128,201
Total Net Assets - 100.0%		$76,669,229

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security